Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurements
Schedule of fair value assets and liabilities measured on recurring and nonrecurring basis

	As at December 31, 2025		As at December 31, 2024		Fair
	Carrying		Carrying		value	Note
USD’000	amount	Fair value	amount	Fair value	level	ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	129	129	—	—	3	19
Investment, current	10,032	10,032	—	—	2	11

Nonrecurring fair value measurements
Accounts receivable	12,944	12,944	3,825	3,825	3	9
Accounts payable	14,467	14,467	10,073	10,073	3	24
Notes payable	689	689	4,828	4,828	3	25
Indebtedness to related parties, noncurrent	—	—	3,105	3,105	3	28
Bonds, mortgages and other long-term debt	989	989	—	—	3	27